SUPPLEMENT DATED OCTOBER 1, 2010

TO PROSPECTUSES DATED APRIL 30, 2010
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE AND
SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

Effective November 15, 2010, the following investment options are closed to premium and transfer allocations:

DWS Small Cap Index VIP
Fidelity® VIP Freedom 2015 Portfolio
Fidelity® VIP Freedom 2020 Portfolio
Fidelity® VIP Freedom 2030 Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
SCSM BlackRock Large Cap Index Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Executive Sun Protector 10/2010